UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	2-29-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

February 29, 2012

Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.8%

BRAZIL — 16.2%
BR Malls Participacoes SA	808,400	$10,488,369
BR Properties SA	129,600	1,693,536
BRF - Brasil Foods SA	295,200	6,143,804
Cia de Bebidas das Americas Preference Shares ADR	205,992	8,241,740
Cia Hering	303,000	8,134,110
Itau Unibanco Holding SA Preference Shares	833,100	17,804,495
Marcopolo SA Preference Shares	708,200	3,563,167
PDG Realty SA Empreendimentos e Participacoes	1,042,600	4,511,002
Tim Participacoes SA ADR	175,916	5,286,276
Ultrapar Participacoes SA	296,600	6,679,005
Vale SA Preference Shares	512,100	12,700,736

		85,246,240

CHILE — 1.1%
ENTEL Chile SA	104,865	2,141,663
SACI Falabella	396,411	3,940,566

		6,082,229

HONG KONG — 4.7%
Brilliance China Automotive Holdings Ltd.(1)	2,620,000	3,050,283
China Overseas Land & Investment Ltd.	2,466,000	5,169,691
China Unicom Ltd.	1,360,000	2,454,810
CNOOC Ltd.	5,059,000	11,610,093
Dah Chong Hong Holdings Ltd.	1,845,000	2,611,859

		24,896,736

INDIA — 5.3%
HDFC Bank Ltd.	684,997	7,227,340
ICICI Bank Ltd. ADR	81,191	2,947,233
ITC Ltd.	1,017,445	4,310,803
Jubilant Foodworks Ltd.(1)	132,965	2,824,116
Tata Motors Ltd.	1,292,926	7,147,894
Wipro Ltd.	385,999	3,405,156

		27,862,542

INDONESIA — 4.0%
PT AKR Corporindo Tbk	3,723,500	1,486,098
PT Astra International Tbk	522,000	4,100,188
PT Bank Rakyat Indonesia (Persero) Tbk	6,958,500	5,323,021
PT Charoen Pokphand Indonesia Tbk	13,203,500	3,915,672
PT Indofood CBP Sukses Makmur Tbk	2,109,000	1,321,048
PT Semen Gresik (Persero) Tbk	3,929,500	4,900,984

		21,047,011

MALAYSIA — 0.7%
CIMB Group Holdings Bhd	652,800	1,560,356
Genting Malaysia Bhd	1,572,700	2,052,832

		3,613,188

Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

MEXICO — 6.6%
Alfa SAB de CV, Series A	401,509	$5,363,584
America Movil SAB de CV Series L ADR	183,147	4,384,539
Cemex SAB de CV ADR(1)	300,304	2,306,335
Fomento Economico Mexicano SAB de CV ADR	71,984	5,298,022
Genomma Lab Internacional SAB de CV Class B(1)	571,628	1,088,395
Grupo Televisa SAB ADR	110,535	2,357,712
Mexichem SAB de CV	1,039,598	3,749,975
Wal-Mart de Mexico SAB de CV	3,218,813	10,044,064

		34,592,626

PEOPLE'S REPUBLIC OF CHINA — 11.0%
AAC Technologies Holdings, Inc.	1,224,000	3,146,716
Agricultural Bank of China Ltd. H Shares	10,057,000	5,005,031
Baidu, Inc. ADR(1)	19,414	2,653,894
China BlueChemical Ltd. H Shares	5,554,000	4,368,041
China Minsheng Banking Corp. Ltd. H Shares	4,718,000	4,592,571
China Oilfield Services Ltd. H Shares	1,794,000	3,154,916
Focus Media Holding Ltd. ADR(1)	312,170	7,573,244
Industrial & Commercial Bank of China Ltd. H Shares	7,841,645	5,752,683
Ping An Insurance Group Co. H Shares	1,101,000	9,631,372
Tencent Holdings Ltd.	275,300	7,169,826
ZTE Corp. H Shares	1,746,120	5,222,916

		58,271,210

PERU — 1.2%
Credicorp Ltd.	53,302	6,550,283

POLAND — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	256,891	2,819,197

RUSSIAN FEDERATION — 7.2%
Magnit OJSC GDR	188,726	5,561,755
Mail.ru Group Ltd. GDR(1)	155,428	6,147,177
Mobile Telesystems OJSC ADR	294,559	5,375,702
NovaTek OAO GDR	28,695	4,163,645
Sberbank of Russia	4,885,719	16,709,159

		37,957,438

SOUTH AFRICA — 7.3%
Barloworld Ltd.	517,758	6,147,383
Clicks Group Ltd.	571,041	3,337,176
Exxaro Resources Ltd.	243,095	6,828,193
Mr Price Group Ltd.	482,278	5,728,053
MTN Group Ltd.	187,003	3,368,168
Naspers Ltd. N Shares	79,040	4,386,791
Sasol Ltd.	162,178	8,632,495

		38,428,259

SOUTH KOREA — 14.1%
Asia Pacific Systems, Inc.(1)	108,483	1,376,977
Celltrion, Inc.	76,544	2,394,726
Cheil Worldwide, Inc.	142,100	2,413,372

Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Hotel Shilla Co. Ltd.	127,020	$4,825,449
Hyundai Glovis Co. Ltd.	30,792	5,105,737
Hyundai Motor Co.	33,996	6,563,844
Kia Motors Corp.	89,993	5,687,283
LG Chem Ltd.	11,299	4,024,806
LG Household & Health Care Ltd.	6,192	2,844,924
Mando Corp.	17,700	2,658,026
NCSoft Corp.	5,934	1,469,278
Samsung Electronics Co. Ltd.	32,275	34,792,867

		74,157,289

SWITZERLAND — 0.4%
Ferrexpo plc	442,616	2,258,938

TAIWAN (REPUBLIC OF CHINA) — 7.8%
Catcher Technology Co. Ltd.	525,000	3,848,738
Hon Hai Precision Industry Co. Ltd.	3,923,666	13,681,309
Taiwan Semiconductor Manufacturing Co. Ltd.	8,497,939	23,444,784

		40,974,831

THAILAND — 5.1%
Advanced Info Service PCL	747,000	3,949,116
Banpu PCL	306,050	6,633,696
CP ALL PCL	3,115,300	6,819,383
Kasikornbank PCL NVDR	914,100	4,424,769
Siam Cement PCL NVDR	439,300	5,181,897

		27,008,861

TURKEY — 3.4%
BIM Birlesik Magazalar AS	117,623	4,135,262
Koza Altin Isletmeleri AS	236,399	4,689,330
Tofas Turk Otomobil Fabrikasi	916,362	3,897,407
Turkiye Garanti Bankasi AS	1,316,415	4,996,853

		17,718,852

UNITED ARAB EMIRATES — 0.6%
Dragon Oil plc	373,137	3,407,400

UNITED KINGDOM — 2.6%
Antofagasta plc	179,190	3,791,476
Petrofac Ltd.	207,568	5,253,799
Tullow Oil plc	199,849	4,689,612

		13,734,887

TOTAL COMMON STOCKS (Cost $396,633,093)		526,628,017

TEMPORARY CASH INVESTMENTS — 0.3%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.375% - 2.625%, 6/30/14 - 2/28/15, valued at $554,969), in a joint trading account at 0.13%, dated 2/29/12, due 3/1/12 (Delivery value $544,115)		544,113

Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $554,586), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $544,115)		$544,113
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $230,236), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $225,131)		225,130
SSgA U.S. Government Money Market Fund	28	28

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,313,384)		1,313,384

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $397,946,477)		527,941,401

OTHER ASSETS AND LIABILITIES — (0.1)%		(325,638)

TOTAL NET ASSETS — 100.0%		$527,615,763

Market Sector Diversification
(as a % of net assets)
Financials	21.4%
Information Technology	20.3%
Consumer Discretionary	16.5%
Consumer Staples	11.1%
Materials	10.4%
Energy	10.3%
Telecommunication Services	5.0%
Industrials	4.2%
Health Care	0.6%
Cash and Equivalents*	0.2%
*       Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)     Non-income producing.

Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$52,974,980	$473,653,037	—
Temporary Cash Investments	28	1,313,356	—
Total Value of Investment Securities	$52,975,008	$474,966,393	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$400,915,897
Gross tax appreciation of investments	$131,441,114
Gross tax depreciation of investments	(4,415,610)
Net tax appreciation (depreciation) of investments	$127,025,504

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

February 29, 2012

Global Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.2%

AUSTRALIA — 1.6%
BHP Billiton Ltd.	176,390	$6,829,020

BRAZIL — 1.0%
BR Malls Participacoes SA	139,400	1,808,608
Itau Unibanco Holding SA ADR	118,930	2,503,477

		4,312,085

CANADA — 0.5%
Bank of Nova Scotia	42,160	2,273,218

CHILE — 0.3%
Sociedad Quimica y Minera de Chile SA ADR	20,690	1,224,434

DENMARK — 1.2%
Novo Nordisk A/S B Shares	34,770	4,875,551

FRANCE — 3.7%
Danone SA	120,670	8,163,828
Pernod-Ricard SA	31,180	3,226,082
Safran SA	74,160	2,485,398
Sanofi	26,660	1,971,665

		15,846,973

GERMANY — 2.3%
Bayerische Motoren Werke AG	18,620	1,722,379
Fresenius Medical Care AG & Co. KGaA	50,480	3,536,241
Kabel Deutschland Holding AG(1)	18,730	1,124,675
SAP AG ADR	49,210	3,327,088

		9,710,383

HONG KONG — 0.7%
China Unicom Ltd.	1,668,000	3,010,753

INDONESIA — 0.3%
PT Bank Mandiri (Persero) Tbk	1,997,631	1,428,461

ISRAEL — 0.4%
Check Point Software Technologies Ltd.(1)	28,840	1,677,334

ITALY — 2.2%
Pirelli & C SpA	173,520	1,807,832
Saipem SpA	144,120	7,290,658

		9,098,490

JAPAN — 5.8%
Daihatsu Motor Co. Ltd.	111,000	2,127,421
FANUC CORP.	13,900	2,518,723
Komatsu Ltd.	142,300	4,239,766
Nitori Holdings Co. Ltd.	19,750	1,669,117
ORIX Corp.	41,850	4,031,068
Rakuten, Inc.	5,422	5,389,317

Global Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Unicharm Corp.	89,300	$4,619,344

		24,594,756

NETHERLANDS — 1.1%
ASML Holding NV New York Shares	47,890	2,181,390
European Aeronautic Defence and Space Co. NV	61,800	2,244,894

		4,426,284

PEOPLE'S REPUBLIC OF CHINA — 2.6%
Baidu, Inc. ADR(1)	51,160	6,993,572
Industrial & Commercial Bank of China Ltd. H Shares	5,538,000	4,062,714

		11,056,286

PERU — 0.3%
Credicorp Ltd.	10,910	1,340,730

PORTUGAL — 0.6%
Jeronimo Martins SGPS SA(1)	143,960	2,658,318

RUSSIAN FEDERATION — 0.8%
Sberbank of Russia ADR(1)	245,860	3,373,199

SOUTH KOREA — 0.9%
Hyundai Motor Co.	20,110	3,882,777

SPAIN — 0.7%
Grifols SA(1)	135,430	2,814,760

SWEDEN — 0.6%
Atlas Copco AB A Shares	102,790	2,681,289

SWITZERLAND — 4.4%
Nestle SA	117,040	7,154,097
Novartis AG	35,560	1,937,385
Swatch Group AG (The)	8,800	3,990,008
Syngenta AG(1)	7,210	2,351,000
Xstrata plc	169,630	3,238,373

		18,670,863

TURKEY — 0.6%
Turkiye Garanti Bankasi AS	709,330	2,692,478

UNITED KINGDOM — 8.5%
Admiral Group plc	107,270	1,837,964
BG Group plc	307,300	7,418,808
Burberry Group plc	139,920	3,143,094
Capita Group plc (The)	351,720	4,291,759
Compass Group plc	629,160	6,305,863
GlaxoSmithKline plc	81,630	1,801,230
Kingfisher plc	674,880	3,051,361
Reckitt Benckiser Group plc	52,125	2,885,813
Rio Tinto plc	58,330	3,325,852
WM Morrison Supermarkets plc	447,850	2,066,205

		36,127,949

Global Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

UNITED STATES — 58.1%
Aflac, Inc.	50,710	$2,396,048
Air Products & Chemicals, Inc.	50,130	4,523,731
Alexion Pharmaceuticals, Inc.(1)	25,960	2,173,631
Altera Corp.	62,510	2,403,510
Amazon.com, Inc.(1)	11,680	2,098,779
American Express Co.	131,450	6,952,390
American Tower Corp.	112,090	7,014,592
Apache Corp.	21,780	2,350,715
Apple, Inc.(1)	34,120	18,508,053
BE Aerospace, Inc.(1)	54,690	2,506,990
BorgWarner, Inc.(1)	39,640	3,283,778
Celgene Corp.(1)	26,520	1,944,579
Cerner Corp.(1)	47,405	3,499,911
Charles Schwab Corp. (The)	512,900	7,119,052
CIT Group, Inc.(1)	74,810	3,045,515
Colgate-Palmolive Co.	56,350	5,250,693
Continental Resources, Inc.(1)	18,728	1,698,255
Costco Wholesale Corp.	19,150	1,648,049
Danaher Corp.	158,518	8,374,506
EMC Corp.(1)	292,900	8,110,401
Equinix, Inc.(1)	34,020	4,768,924
Express Scripts, Inc.(1)	87,030	4,641,310
FactSet Research Systems, Inc.	27,038	2,363,121
Google, Inc., Class A(1)	18,190	11,245,967
Harley-Davidson, Inc.	95,760	4,460,501
Home Depot, Inc. (The)	62,920	2,993,104
IntercontinentalExchange, Inc.(1)	35,788	4,937,312
Intuitive Surgical, Inc.(1)	7,930	4,057,147
Kraft Foods, Inc., Class A	122,650	4,669,285
Las Vegas Sands Corp.(1)	73,960	4,112,916
Liberty Global, Inc. Class A(1)	123,790	6,211,782
MasterCard, Inc., Class A	12,600	5,292,000
Mead Johnson Nutrition Co.	55,409	4,308,050
Monsanto Co.	47,520	3,677,098
National Oilwell Varco, Inc.	30,590	2,524,593
NIKE, Inc., Class B	17,910	1,932,847
O'Reilly Automotive, Inc.(1)	44,470	3,846,655
Occidental Petroleum Corp.	86,430	9,020,699
Pall Corp.	23,060	1,463,157
Polypore International, Inc.(1)	44,900	1,846,288
Precision Castparts Corp.	46,260	7,745,312
priceline.com, Inc.(1)	12,054	7,558,099
QUALCOMM, Inc.	89,940	5,592,469
Rockwell Automation, Inc.	30,280	2,421,794
Schlumberger Ltd.	120,010	9,313,976
Starbucks Corp.	67,850	3,294,796
Union Pacific Corp.	73,300	8,081,325
VeriFone Systems, Inc.(1)	59,740	2,860,949
Verisk Analytics, Inc. Class A(1)	51,480	2,239,380
Visa, Inc., Class A	22,230	2,586,905

Global Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Waters Corp.(1)	32,880	$2,946,048
Wells Fargo & Co.	193,660	6,059,621
Whole Foods Market, Inc.	31,909	2,576,333

		246,552,941

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $314,035,760)		421,159,332

OTHER ASSETS AND LIABILITIES — 0.8%		3,223,679

TOTAL NET ASSETS — 100.0%		$424,383,011

Market Sector Diversification
(as a % of net assets)
Information Technology	19.1%
Consumer Discretionary	17.6%
Financials	14.6%
Industrials	12.5%
Consumer Staples	11.5%
Energy	9.3%
Health Care	7.9%
Materials	6.0%
Telecommunication Services	0.7%
Other Assets and Liabilities	0.8%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)     Non-income producing.

Global Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Global Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$246,552,941	—	—
Foreign Common Stocks	19,248,025	$155,358,366	—
Total Value of Investment Securities	$265,800,966	$155,358,366	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$315,837,154
Gross tax appreciation of investments	$110,937,214
Gross tax depreciation of investments	(5,615,036)
Net tax appreciation (depreciation) of investments	$105,322,178

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

February 29, 2012

International Discovery - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.1%

AUSTRALIA — 3.0%
Atlas Iron Ltd.	589,400	$2,016,406
Boart Longyear Ltd.	1,036,800	4,781,242
Campbell Brothers Ltd.	92,700	5,901,343
Iluka Resources Ltd.	293,200	5,251,189
Mesoblast Ltd.(1)	497,100	4,067,669

		22,017,849

BELGIUM — 0.3%
Umicore SA	43,600	2,268,346

BERMUDA — 0.9%
Golar LNG Ltd.(1)	151,200	6,421,464

BRAZIL — 1.0%
Banco do Estado do Rio Grande do Sul Preference Shares	295,000	3,513,030
Cia Hering	128,300	3,444,245

		6,957,275

CANADA — 8.0%
Alimentation Couche Tard, Inc. B Shares	100,600	3,099,999
Finning International, Inc.	254,500	7,397,463
First Quantum Minerals Ltd.	324,200	7,418,150
Franco-Nevada Corp.	215,000	9,500,025
Imax Corp.(1)	173,600	4,430,272
Intact Financial Corp.	110,200	6,682,500
Penn West Petroleum Ltd.	435,400	9,491,720
SXC Health Solutions Corp.(1)	47,500	3,396,458
Tim Hortons, Inc.	107,300	5,797,421
Westport Innovations Inc.(1)	33,800	1,367,886

		58,581,894

CAYMAN ISLANDS — 1.2%
Herbalife Ltd.	135,800	8,991,318

DENMARK — 1.1%
FLSmidth & Co. A/S	104,000	8,274,676

EGYPT — 0.3%
Egyptian Financial Group-Hermes Holding(1)	953,000	2,370,352

FINLAND — 0.2%
Nokian Renkaat Oyj	37,700	1,673,084

FRANCE — 6.4%
Edenred	133,100	3,551,901
Iliad SA	34,700	4,602,275
Rexel SA	366,600	8,080,925
Sodexo	57,000	4,387,116
Technip SA	144,100	15,729,278
Zodiac Aerospace	110,700	10,667,630

		47,019,125

International Discovery - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

GERMANY — 3.9%
GEA Group AG	331,900	$11,213,943
Hugo Boss AG Preference Shares	89,200	9,286,245
Lanxess AG	105,000	7,847,910

		28,348,098

HONG KONG — 1.4%
China Resources Cement Holdings Ltd.	5,912,000	4,977,355
Link Real Estate Investment Trust (The)	1,480,500	5,554,595

		10,531,950

INDIA — 1.7%
Indiabulls Real Estate Ltd.	1,572,000	2,392,802
IRB Infrastructure Developers Ltd.	855,200	3,215,943
LIC Housing Finance Ltd.	395,900	2,103,496
Yes Bank Ltd.	628,500	4,430,021

		12,142,262

INDONESIA — 0.5%
PT Semen Gresik (Persero) Tbk	2,967,500	3,701,150

IRELAND — 2.4%
Elan Corp. plc ADR(1)	498,400	6,230,000
Experian plc	505,300	7,600,702
James Hardie Industries SE	493,200	3,877,076

		17,707,778

ISRAEL — 1.0%
Mellanox Technologies Ltd.(1)	193,000	7,366,810

ITALY — 2.4%
Fiat SpA	579,600	3,352,896
Pirelli & C SpA	1,356,800	14,135,932

		17,488,828

JAPAN — 14.1%
Aisin Seiki Co. Ltd.	104,100	3,665,078
Chiyoda Corp.	878,000	11,254,472
CyberAgent, Inc.	2,500	7,168,778
Daihatsu Motor Co. Ltd.	205,000	3,929,020
Japan Steel Works Ltd. (The)	985,000	7,294,501
Lawson, Inc.	81,800	4,809,989
Nabtesco Corp.	94,700	2,206,444
Nikon Corp.	331,500	8,975,661
Nippon Television Network Corp.	49,600	7,334,137
Nippon Yusen KK	1,474,000	4,388,092
Nisshinbo Holdings, Inc.	358,000	3,404,281
NSK Ltd.	1,160,000	9,161,274
OKUMA Corp.	586,000	4,873,121
Park24 Co. Ltd.	475,200	5,839,892
Sanrio Co. Ltd.	84,700	3,464,479
Shimano, Inc.	38,700	2,242,305
Toyota Tsusho Corp.	331,600	6,653,212

International Discovery - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Yamato Kogyo Co. Ltd.	188,100	$5,919,053

		102,583,789

JERSEY — 1.0%
Randgold Resources Ltd. ADR	64,700	7,423,031

NETHERLANDS — 3.0%
Gemalto NV	227,500	12,998,363
Koninklijke Vopak NV	159,700	8,914,989

		21,913,352

NORWAY — 1.4%
Aker Solutions ASA	291,300	5,052,695
Schibsted ASA	145,300	4,770,199

		9,822,894

PEOPLE'S REPUBLIC OF CHINA — 5.8%
AAC Technologies Holdings, Inc.	2,528,000	6,499,100
Dongyue Group	5,821,000	5,981,456
Evergrande Real Estate Group Ltd.	4,174,000	2,653,080
Focus Media Holding Ltd. ADR(1)	509,500	12,360,470
Great Wall Motor Co. Ltd. H Shares	3,426,000	6,899,528
Lenovo Group Ltd.	3,606,000	3,193,989
Longfor Properties Co. Ltd.	1,752,000	2,543,452
Zhongsheng Group Holdings Ltd.	1,237,000	2,392,280

		42,523,355

SINGAPORE — 1.1%
Biosensors International Group Ltd.(1)	3,079,000	3,594,403
Neptune Orient Lines Ltd.	4,414,000	4,729,349

		8,323,752

SOUTH KOREA — 2.5%
Celltrion, Inc.	188,100	5,884,824
Duksan Hi-Metal Co. Ltd.(1)	81,800	1,923,029
NCSoft Corp.	36,800	9,111,801
Nexen Tire Corp.	101,100	1,459,487

		18,379,141

SPAIN — 1.1%
Grifols SA(1)	381,100	7,920,733

SWEDEN — 6.3%
Autoliv, Inc.	78,900	5,254,740
Elekta AB B Shares	93,000	4,357,091
Hexagon AB B Shares	353,400	7,103,464
Lundin Petroleum AB(1)	557,200	13,002,007
Skanska AB B Shares	141,600	2,582,989
SSAB AB A Shares	264,000	2,766,957
Swedish Match AB	276,300	10,552,081

		45,619,329

International Discovery - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

SWITZERLAND — 6.7%
Adecco SA(1)	213,000	$10,674,721
Aryzta AG(1)	120,000	5,955,565
Clariant AG(1)	949,100	13,270,825
GAM Holding AG(1)	163,100	2,154,355
Sika AG	2,000	4,355,035
Wolseley plc	314,100	12,172,733

		48,583,234

TAIWAN (REPUBLIC OF CHINA) — 2.7%
Catcher Technology Co. Ltd.	1,617,085	11,854,736
Hiwin Technologies Corp.	203,000	2,271,976
Simplo Technology Co. Ltd.	819,000	5,878,657

		20,005,369

UNITED KINGDOM — 17.3%
Aggreko plc	364,301	12,825,806
ARM Holdings plc	197,800	1,792,103
Ashmore Group plc	1,250,300	7,673,957
Ashtead Group plc	992,600	3,900,445
Babcock International Group plc	675,900	8,096,929
Berkeley Group Holdings plc(1)	187,300	4,135,901
BTG plc(1)	408,100	2,296,384
Bunzl plc	78,800	1,205,991
Burberry Group plc	354,300	7,958,821
Croda International plc	360,500	12,353,609
Intercontinental Hotels Group plc	326,500	7,448,610
Intertek Group plc	114,300	4,209,593
Johnson Matthey plc	248,900	9,139,104
Persimmon plc	917,700	9,862,090
Petrofac Ltd.	87,500	2,214,732
Subsea 7 SA(1)	405,900	9,752,812
Weir Group plc (The)	496,500	16,634,912
Whitbread plc	165,900	4,478,898

		125,980,697

UNITED STATES — 0.4%
Sims Metal Management Ltd.	175,800	2,903,467

TOTAL INVESTMENT SECURITIES — 99.1% (Cost $624,426,134)		723,844,402

OTHER ASSETS AND LIABILITIES — 0.9%		6,210,399

TOTAL NET ASSETS — 100.0%		$730,054,801

Market Sector Diversification
(as a % of net assets)
Industrials	30.6%
Consumer Discretionary	20.5%
Materials	15.2%

International Discovery - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

Energy	8.4%
Information Technology	8.2%
Financials	5.8%
Health Care	5.3%
Consumer Staples	4.5%
Telecommunication Services	0.6%
Other Assets and Liabilities	0.9%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)     Non-income producing.

International Discovery - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

International Discovery - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Total Value of Investment Securities	$69,337,711	$654,506,691	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$631,291,605
Gross tax appreciation of investments	$96,805,120
Gross tax depreciation of investments	(4,252,323)
Net tax appreciation (depreciation) of investments	$92,552,797

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

February 29, 2012

International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.5%

ARGENTINA — 0.5%
MercadoLibre, Inc.	73,470	$7,149,366

AUSTRALIA — 2.9%
BHP Billiton Ltd.	754,406	29,207,177
Commonwealth Bank of Australia	239,248	12,682,830
Iluka Resources Ltd.	255,510	4,576,164

		46,466,171

BELGIUM — 1.9%
Anheuser-Busch InBev NV	215,609	14,483,435
Umicore SA	310,664	16,162,697

		30,646,132

BERMUDA — 0.8%
Seadrill Ltd.	297,350	12,326,188

BRAZIL — 1.1%
BR Malls Participacoes SA	397,000	5,150,770
Itau Unibanco Holding SA Preference Shares	578,300	12,359,068

		17,509,838

CANADA — 1.4%
Bank of Nova Scotia	119,808	6,459,909
Canadian National Railway Co.	104,499	8,051,952
Potash Corp. of Saskatchewan, Inc.	172,820	8,039,723

		22,551,584

DENMARK — 2.1%
Christian Hansen Holding A/S	377,153	9,326,771
Novo Nordisk A/S B Shares	169,527	23,771,572

		33,098,343

FINLAND — 0.4%
Kone Oyj	107,620	6,393,407

FRANCE — 8.9%
BNP Paribas SA	304,780	14,875,943
Cie Generale d'Optique Essilor International SA	103,213	8,217,635
Danone SA	198,056	13,399,314
Eutelsat Communications SA	105,420	3,931,224
LVMH Moet Hennessy Louis Vuitton SA	81,426	13,701,506
Pernod-Ricard SA	170,767	17,668,643
Safran SA	215,360	7,217,574
Sanofi	233,170	17,244,307
Schneider Electric SA	212,890	14,468,131
Technip SA	140,934	15,383,692
Zodiac Aerospace	151,280	14,578,131

		140,686,100

GERMANY — 8.2%
adidas AG	105,120	8,260,227

International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

BASF SE	220,090	$19,323,580
Bayerische Motoren Werke AG	160,338	14,831,514
Fresenius Medical Care AG & Co. KGaA	123,814	8,673,456
HeidelbergCement AG	176,430	9,498,677
Hugo Boss AG Preference Shares	77,650	8,083,822
Infineon Technologies AG(1)	788,720	7,976,708
Kabel Deutschland Holding AG(1)	285,473	17,141,722
Muenchener Rueckversicherungs AG	120,360	17,550,917
SAP AG	272,950	18,418,930

		129,759,553

HONG KONG — 1.8%
AIA Group Ltd.	3,170,600	12,018,210
China Unicom Ltd. ADR	628,334	11,215,762
Link Real Estate Investment Trust (The)	1,273,500	4,777,965

		28,011,937

INDIA — 0.5%
HDFC Bank Ltd. ADR	249,280	8,562,768

INDONESIA — 0.6%
PT Bank Mandiri (Persero) Tbk	12,419,452	8,880,872

IRELAND — 1.6%
Experian plc	569,092	8,560,259
Shire plc	458,290	16,025,477

		24,585,736

ISRAEL — 0.5%
Check Point Software Technologies Ltd.(1)	135,880	7,902,781

ITALY — 2.6%
Pirelli & C SpA	1,432,180	14,921,285
Saipem SpA	523,828	26,499,102

		41,420,387

JAPAN — 14.3%
Daihatsu Motor Co. Ltd.	410,000	7,858,039
Daito Trust Construction Co. Ltd.	44,700	3,937,163
FANUC CORP.	74,000	13,409,029
Fast Retailing Co. Ltd.	57,900	11,987,415
Japan Tobacco, Inc.	3,310	17,590,356
JGC Corp.	269,000	7,786,407
Komatsu Ltd.	415,200	12,370,702
Konami Corp.	366,100	10,061,107
Lawson, Inc.	152,900	8,990,798
Mitsubishi Corp.	732,600	17,943,248
Mitsubishi Heavy Industries Ltd.	3,364,000	15,766,810
Mitsubishi UFJ Financial Group, Inc.	2,251,900	11,634,863
Murata Manufacturing Co. Ltd.	255,400	15,222,205
Nitori Holdings Co. Ltd.	45,250	3,824,179
ORIX Corp.	196,460	18,923,383
Rakuten, Inc.	13,753	13,670,100
SOFTBANK CORP.	155,700	4,637,098

International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Toyota Motor Corp.	478,500	$19,748,647
Unicharm Corp.	241,100	12,471,712

		227,833,261

LUXEMBOURG — 0.3%
Millicom International Cellular SA	43,293	4,851,554

MACAU — 0.6%
Sands China Ltd.	2,490,000	9,358,126

NETHERLANDS — 1.9%
ASML Holding NV	255,364	11,737,636
European Aeronautic Defence and Space Co. NV	376,080	13,661,160
Koninklijke Vopak NV	94,170	5,256,885

		30,655,681

NORWAY — 2.2%
DNB ASA	742,860	9,535,944
Statoil ASA	889,950	25,475,364

		35,011,308

PEOPLE'S REPUBLIC OF CHINA — 1.6%
Baidu, Inc. ADR(1)	121,474	16,605,496
Industrial & Commercial Bank of China Ltd. H Shares	11,239,435	8,245,324

		24,850,820

PERU — 0.6%
Credicorp Ltd.	79,170	9,729,201

POLAND — 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA	146,140	1,603,783

PORTUGAL — 0.8%
Jeronimo Martins SGPS SA(1)	666,070	12,299,429

RUSSIAN FEDERATION — 1.3%
Magnit OJSC GDR	229,530	6,764,249
Sberbank of Russia	4,209,060	14,394,985

		21,159,234

SINGAPORE — 0.4%
DBS Group Holdings Ltd.	604,000	6,857,874

SOUTH KOREA — 1.9%
Hyundai Motor Co.	72,773	14,050,788
Samsung Electronics Co. Ltd.	15,403	16,604,633

		30,655,421

SPAIN — 2.9%
Banco Bilbao Vizcaya Argentaria SA	1,663,217	14,910,812
Grifols SA(1)	861,262	17,900,359
Inditex SA	146,528	13,530,641

		46,341,812

SWEDEN — 2.7%
Atlas Copco AB A Shares	521,264	13,597,232

International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Getinge AB B Shares	396,100	$11,320,051
Swedbank AB A Shares	567,421	9,707,420
Volvo AB B Shares	565,770	8,255,515

		42,880,218

SWITZERLAND — 10.0%
Adecco SA(1)	191,676	9,606,046
Kuehne + Nagel International AG	58,860	7,748,675
Nestle SA	586,203	35,831,796
Novartis AG	220,953	12,037,994
SGS SA	5,405	10,126,534
Swatch Group AG (The)	10,746	4,872,344
Syngenta AG(1)	68,780	22,427,434
UBS AG(1)	709,424	9,919,546
Wolseley plc	498,560	19,321,356
Xstrata plc	728,021	13,898,504
Zurich Financial Services AG(1)	50,420	12,695,563

		158,485,792

TAIWAN (REPUBLIC OF CHINA) — 1.8%
Hon Hai Precision Industry Co. Ltd.	4,574,000	15,948,939
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	917,210	13,317,889

		29,266,828

THAILAND — 1.1%
Kasikornbank PCL NVDR	3,675,900	17,793,469

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	3,027,482	11,491,728

UNITED KINGDOM — 18.5%
Admiral Group plc	285,780	4,896,553
Aggreko plc	212,514	7,481,899
Antofagasta plc	578,037	12,230,668
ARM Holdings plc	872,389	7,903,998
BG Group plc	1,299,137	31,363,646
British American Tobacco plc	400,557	20,245,310
Burberry Group plc	527,879	11,858,015
Capita Group plc (The)	731,821	8,929,829
Carnival plc	99,172	2,915,640
Compass Group plc	798,250	8,000,597
GlaxoSmithKline plc	709,078	15,646,362
HSBC Holdings plc (Hong Kong)	1,157,212	10,443,882
Intercontinental Hotels Group plc	594,830	13,570,158
Kingfisher plc	2,313,590	10,460,522
Lloyds Banking Group plc(1)	17,360,857	9,648,833
National Grid plc	1,307,790	13,346,813
Petrofac Ltd.	528,788	13,384,269
Reckitt Benckiser Group plc	316,402	17,517,066
Rio Tinto plc	467,740	26,669,533
Standard Chartered plc	460,610	11,852,789
Unilever plc	343,200	11,089,197
Vodafone Group plc	4,562,690	12,292,750

International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Weir Group plc (The)	170,380	$5,708,472
Whitbread plc	260,640	7,036,648

		294,493,449

TOTAL COMMON STOCKS (Cost $1,242,098,056)		1,581,570,151

TEMPORARY CASH INVESTMENTS — 0.1%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.375% - 2.625%, 6/30/14 - 2/28/15, valued at $908,317), in a joint trading account at 0.13%, dated 2/29/12, due 3/1/12 (Delivery value $890,553)		890,550
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $907,690), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $890,552)		890,550
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $376,828), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $368,471)		368,470
SSgA U.S. Government Money Market Fund	33	33

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,149,603)		2,149,603

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,244,247,659)		1,583,719,754

OTHER ASSETS AND LIABILITIES — 0.4%		5,608,051

TOTAL NET ASSETS — 100.0%		$1,589,327,805

Market Sector Diversification
(as a % of net assets)
Financials	18.6%
Industrials	15.0%
Consumer Discretionary	14.7%
Consumer Staples	11.9%
Materials	10.8%
Information Technology	9.4%
Health Care	8.3%
Energy	7.9%
Telecommunication Services	2.1%
Utilities	0.8%
Cash and Equivalents*	0.5%
*       Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

(1)     Non-income producing.

International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$74,483,263	$1,507,086,888	—
Temporary Cash Investments	33	2,149,570	—
Total Value of Investment Securities	$74,483,296	$1,509,236,458	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,276,143,754
Gross tax appreciation of investments	$318,588,389
Gross tax depreciation of investments	(11,012,389)
Net tax appreciation (depreciation) of investments	$307,576,000

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

February 29, 2012

International Opportunities - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.3%

AUSTRALIA — 4.9%
Atlas Iron Ltd.	288,870	$988,258
Campbell Brothers Ltd.	25,208	1,604,758
Flight Centre Ltd.	22,205	531,999
Medusa Mining Ltd.	76,382	526,719
NRW Holdings Ltd.	230,708	947,630
SAI Global Ltd.	96,439	490,240

		5,089,604

AUSTRIA — 0.5%
Schoeller-Bleckmann Oilfield Equipment AG	5,630	508,557

BERMUDA — 1.1%
Golar LNG Ltd.(1)	11,641	494,393
Lancashire Holdings Ltd.	50,976	620,803

		1,115,196

BRAZIL — 3.1%
CETIP SA - Balcao Organizado de Ativos e Derivativos	63,046	1,169,320
Marcopolo SA Preference Shares	194,400	978,085
Mills Estruturas e Servicos de Engenharia SA	79,300	1,052,869

		3,200,274

CANADA — 9.8%
Africa Oil Corp.(1)	137,767	261,764
AuRico Gold, Inc.(1)	99,831	978,686
Canadian Western Bank	34,982	972,262
Detour Gold Corp.(1)	19,280	529,033
Dollarama, Inc.	28,722	1,247,924
Legacy Oil + Gas, Inc.(1)	91,383	1,034,403
Major Drilling Group International, Inc.	130,771	2,382,941
New Gold, Inc.(1)	68,380	798,901
SXC Health Solutions Corp.(1)	21,361	1,527,405
Trilogy Energy Corp.	14,737	475,123

		10,208,442

COLOMBIA — 0.5%
Petrominerales Ltd.	26,856	501,319

DENMARK — 2.1%
Christian Hansen Holding A/S	86,512	2,139,391

FINLAND — 2.1%
Outotec Oyj	35,231	2,160,098

FRANCE — 4.5%
Eurofins Scientific	10,831	970,282
Ingenico	54,230	2,596,326
Zodiac Aerospace	11,771	1,134,315

		4,700,923

International Opportunities - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

GERMANY — 3.9%
Delticom AG	5,928	$616,034
Gerry Weber International AG	37,083	1,395,710
Gildemeister AG(1)	48,619	784,102
KUKA AG(1)	34,184	775,830
XING AG(1)	8,190	528,555

		4,100,231

HONG KONG — 2.4%
China Overseas Grand Oceans Group Ltd.	897,500	1,102,753
Giordano International Ltd.	1,072,000	865,207
Vinda International Holdings Ltd.	388,000	524,257

		2,492,217

INDIA — 2.9%
Exide Industries Ltd.	181,483	500,458
Hathway Cable & Datacom Ltd.(1)	74,792	253,859
Havells India Ltd.	48,901	541,393
Indian Bank	151,422	745,833
Mahindra & Mahindra Financial Services Ltd.	24,868	385,299
McLeod Russel India Ltd.	116,216	550,965

		2,977,807

INDONESIA — 1.7%
PT Jasa Marga	968,000	504,390
PT Mitra Adiperkasa Tbk	1,138,000	712,827
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,784,000	524,124

		1,741,341

IRELAND — 2.0%
Grafton Group plc	72,938	332,340
Kenmare Resources plc(1)	1,265,939	1,137,900
Kentz Corp. Ltd.	79,484	595,205

		2,065,445

ISRAEL — 1.6%
Avner Oil Exploration LLP(1)	647,619	424,781
Mellanox Technologies Ltd.(1)	31,808	1,214,111

		1,638,892

ITALY — 2.3%
Banca Generali SpA	102,985	1,288,373
Salvatore Ferragamo Italia SpA(1)	61,928	1,155,918

		2,444,291

JAPAN — 13.6%
Anritsu Corp.	119,000	1,433,153
CyberAgent, Inc.	335	960,616
Dainippon Screen Manufacturing Co. Ltd.	79,000	665,703
Disco Corp.	11,900	660,948
Horiba Ltd.	27,500	874,831
Keihin Corp.	40,100	807,525

International Opportunities - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

M3, Inc.	223	$829,838
Maruwa Co. Ltd/Aichi	5,900	246,408
Nachi-Fujikoshi Corp.	129,000	709,349
NET One Systems Co. Ltd.	375	925,391
Nihon Kohden Corp.	29,200	748,589
Sanrio Co. Ltd.	12,100	494,926
Ship Healthcare Holdings, Inc.	25,200	486,392
Start Today Co. Ltd.	29,900	545,475
Tamron Co. Ltd.	60,200	1,753,643
Tsubakimoto Chain Co.	226,000	1,326,141
Zeon Corp.	70,000	657,891

		14,126,819

MEXICO — 0.9%
Genomma Lab Internacional SAB de CV Class B(1)	467,566	890,259

NETHERLANDS — 1.0%
Aalberts Industries NV	49,764	1,007,105

NORWAY — 3.0%
Algeta ASA(1)	17,555	480,851
Det Norske Oljeselskap ASA(1)	38,802	623,051
TGS Nopec Geophysical Co. ASA	30,987	895,338
Tomra Systems ASA	133,359	1,109,456

		3,108,696

PEOPLE'S REPUBLIC OF CHINA — 3.1%
Baoxin Auto Group Ltd.(1)	417,000	520,430
Biostime International Holdings Ltd.	421,000	809,845
China Shanshui Cement Group Ltd.	1,175,000	1,093,770
Shenguan Holdings Group Ltd.	1,338,000	798,708

		3,222,753

PHILIPPINES — 0.3%
International Container Terminal Services, Inc.	252,600	348,577

SINGAPORE — 1.5%
Biosensors International Group Ltd.(1)	958,000	1,118,363
Ezion Holdings Ltd.	666,000	489,921

		1,608,284

SOUTH KOREA — 3.4%
Cheil Worldwide, Inc.	46,030	781,756
Handsome Co. Ltd.	33,030	963,981
Hotel Shilla Co. Ltd.	18,450	700,910
Jinsung T.E.C.(1)	43,518	538,760
Mando Corp.	3,600	540,615

		3,526,022

SWEDEN — 0.6%
Mekonomen AB	16,999	585,747

SWITZERLAND — 1.1%
Micronas Semiconductor Holding AG(1)	18,058	197,606

International Opportunities - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Rieter Holding AG(1)	2,954	$610,260
Temenos Group AG(1)	16,149	316,840

		1,124,706

TAIWAN (REPUBLIC OF CHINA) — 4.0%
Compal Communications, Inc.	526,000	1,211,396
FLEXium Interconnect, Inc.	120,000	532,726
Radiant Opto-Electronics Corp.	185,000	824,432
St. Shine Optical Co. Ltd.	66,000	832,970
Standard Foods Corp.	212,000	753,640

		4,155,164

THAILAND — 1.0%
Home Product Center PCL	1,313,500	533,820
Thai Union Frozen Products PCL	226,200	517,573

		1,051,393

TURKEY — 0.9%
Bizim Toptan Satis Magazalari AS	70,182	900,695

UNITED KINGDOM — 18.5%
Aberdeen Asset Management plc	534,725	2,047,620
Ashtead Group plc	607,737	2,388,117
Bellway plc	105,890	1,374,637
Bodycote plc	157,206	1,050,416
Croda International plc	46,041	1,577,732
Fenner plc	127,817	962,021
Imagination Technologies Group plc(1)	106,033	1,038,274
John Wood Group plc	54,018	651,404
Millennium & Copthorne Hotels plc	68,288	525,706
Pennon Group plc	22,590	258,218
Rightmove plc	51,780	1,191,169
Rotork plc	15,874	523,009
Shaftesbury plc	75,192	586,152
Spectris plc	79,279	2,200,881
Spirax-Sarco Engineering plc	26,001	850,051
Telecity Group plc(1)	131,393	1,441,283
Victrex plc	23,568	497,175

		19,163,865

TOTAL COMMON STOCKS (Cost $86,020,408)		101,904,113

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.375% - 2.625%, 6/30/14 - 2/28/15, valued at $512,621), in a joint trading account at 0.13%, dated 2/29/12, due 3/1/12 (Delivery value $502,596)		502,594
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $512,268), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $502,596)		502,594

International Opportunities - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

Value

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $212,668), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $207,953)	$207,952

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,213,140)	1,213,140

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $87,233,548)	103,117,253

OTHER ASSETS AND LIABILITIES — 0.5%	483,538

TOTAL NET ASSETS — 100.0%	$103,600,791

Market Sector Diversification
(as a % of net assets)
Industrials	22.5%
Consumer Discretionary	18.9%
Information Technology	16.3%
Materials	12.8%
Financials	8.6%
Health Care	7.6%
Energy	6.1%
Consumer Staples	5.2%
Utilities	0.3%
Cash and Equivalents*	1.7%
*       Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

(1)     Non-income producing.

International Opportunities - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

International Opportunities - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$1,708,504	$100,195,609	—
Temporary Cash Investments	—	1,213,140	—
Total Value of Investment Securities	$1,708,504	$101,408,749	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$87,793,733
Gross tax appreciation of investments	$16,917,671
Gross tax depreciation of investments	(1,594,151)
Net tax appreciation (depreciation) of investments	$15,323,520

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

February 29, 2012

International Value - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.1%

AUSTRALIA — 8.7%
Australia & New Zealand Banking Group Ltd.	24,800	$583,799
Commonwealth Bank of Australia	12,700	673,243
National Australia Bank Ltd.	3,208	81,435
PanAust Ltd.(1)	11,600	45,283
Telstra Corp. Ltd.	34,047	120,495
Western Areas NL	42,700	260,108
Westpac Banking Corp.	27,300	611,908

		2,376,271

BELGIUM — 1.7%
Ageas	54,537	115,819
KBC Groep NV	14,400	340,152

		455,971

DENMARK — 0.3%
H. Lundbeck A/S	3,400	71,895

FINLAND — 1.9%
Metso Oyj	4,500	213,734
Nokia Oyj	58,400	306,557

		520,291

FRANCE — 11.6%
AXA SA	26,237	423,137
Ciments Francais SA	1,000	75,781
Euler Hermes SA	4,300	324,484
France Telecom SA	13,067	199,422
GDF Suez	1,000	25,940
Metropole Television SA	8,446	148,084
Sanofi	7,613	563,027
Total SA	15,330	857,610
Valeo SA	5,800	312,068
Vivendi SA	10,030	215,411

		3,144,964

GERMANY — 8.6%
Allianz SE	3,000	363,838
Aurubis AG	1,100	65,516
Bayer AG	1,600	118,308
Bayerische Motoren Werke AG	3,400	314,505
Deutsche Lufthansa AG	5,350	74,272
Deutsche Post AG	11,140	195,689
E.ON AG	14,320	329,391
Merck KGaA	3,260	337,083
Muenchener Rueckversicherungs AG	1,880	274,142
ProSiebenSat.1 Media AG Preference Shares	7,700	200,096
Siemens AG	630	62,834

		2,335,674

International Value - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

GREECE — 0.1%
Hellenic Telecommunications Organization SA	5,500	$17,440

HONG KONG — 2.8%
Cheung Kong Holdings Ltd.	10,300	150,592
Link Real Estate Investment Trust (The)	65,500	245,745
SJM Holdings Ltd.	37,000	77,471
Wharf Holdings Ltd.	46,000	287,937

		761,745

IRELAND — 0.3%
CRH plc	3,610	77,146

ISRAEL — 0.1%
Mizrahi Tefahot Bank Ltd.	4,800	37,895

ITALY — 3.0%
Enel SpA	63,600	255,219
ENI SpA	19,180	442,331
Mediaset SpA	37,800	112,003

		809,553

JAPAN — 20.7%
Aeon Co. Ltd.	2,900	36,816
Asahi Glass Co. Ltd.	17,000	152,663
Asahi Kasei Corp.	43,000	272,420
Central Japan Railway Co.	21	172,309
Chiba Bank Ltd. (The)	9,000	56,907
Circle K Sunkus Co. Ltd.	14,500	316,257
Daito Trust Construction Co. Ltd.	2,700	237,815
DIC Corp.	18,000	36,979
FamilyMart Co. Ltd.	1,200	46,795
Fujitsu Ltd.	8,000	43,400
Hachijuni Bank Ltd. (The)	42,000	246,451
Haseko Corp.(1)	298,500	220,322
INPEX Corp.	44	312,314
ITOCHU Corp.	24,800	282,200
JGC Corp.	9,000	260,512
Kao Corp.	1,400	35,805
KDDI Corp.	46	291,992
Lawson, Inc.	4,000	235,207
Nippon Telegraph & Telephone Corp.	4,700	221,731
Nissan Motor Co. Ltd.	8,760	89,658
Nitto Denko Corp.	5,300	217,764
Nomura Holdings, Inc.	29,500	136,087
Nomura Research Institute Ltd.	8,300	197,366
NTT Data Corp.	67	225,751
Park24 Co. Ltd.	4,500	55,302
Resona Holdings, Inc.	66,700	319,182
Seven & I Holdings Co. Ltd.	1,700	46,970
Ship Healthcare Holdings, Inc.	4,900	94,576
SKY Perfect JSAT Holdings, Inc.	400	186,739
SOFTBANK CORP.	9,300	276,975

International Value - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Sony Corp.	1,500	$32,052
Tokyo Ohka Kogyo Co. Ltd.	800	18,266
TonenGeneral Sekiyu KK	19,000	175,766
UNY Co. Ltd.	6,500	64,688

		5,616,037

NETHERLANDS — 5.4%
Aegon NV(1)	19,030	99,640
Akzo Nobel NV	1,700	96,428
European Aeronautic Defence and Space Co. NV	1,110	40,321
ING Groep NV CVA(1)	35,686	316,551
Royal Dutch Shell plc B Shares	24,725	916,309

		1,469,249

NEW ZEALAND — 0.7%
Vector Ltd.	82,400	179,460

NORWAY — 1.3%
Telenor ASA	14,990	277,036
TGS Nopec Geophysical Co. ASA	3,200	92,461

		369,497

PORTUGAL — 0.2%
EDP - Energias de Portugal SA	17,800	51,936

SINGAPORE — 1.4%
DBS Group Holdings Ltd.	9,700	110,135
Singapore Telecommunications Ltd.	112,000	283,884

		394,019

SPAIN — 4.4%
Banco Bilbao Vizcaya Argentaria SA	15,745	141,155
Banco Santander SA	56,497	468,712
Distribuidora Internacional de Alimentacion SA(1)	1,670	8,165
Endesa SA	11,600	238,234
Mapfre SA	50,100	172,277
Telefonica SA ADR	5,496	93,927
Telefonica SA	4,500	76,800

		1,199,270

SWEDEN — 2.0%
Intrum Justitia AB	3,000	47,833
Saab AB B Shares	13,400	270,560
Skandinaviska Enskilda Banken AB A Shares	10,000	74,825
Telefonaktiebolaget LM Ericsson B Shares	14,000	140,596

		533,814

SWITZERLAND — 5.5%
Banque Cantonale Vaudoise	280	147,629
Credit Suisse Group AG(1)	7,871	211,500
Nestle SA	1,500	91,688
Novartis AG	7,400	403,168
Roche Holding AG	1,410	245,468

International Value - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Swiss Life Holding AG(1)	2,700	$311,275
Swiss Re AG(1)	1,557	92,418

		1,503,146

UNITED KINGDOM — 17.4%
AstraZeneca plc	1,300	58,064
BAE Systems plc	37,660	187,349
BHP Billiton plc	8,200	265,800
BP plc	61,640	482,863
Centrica plc	21,400	103,498
Drax Group plc	32,950	272,061
Firstgroup plc	11,800	55,210
GlaxoSmithKline plc	21,575	476,069
HSBC Holdings plc	107,400	948,800
HSBC Holdings plc (Hong Kong)	31,600	285,191
London Stock Exchange Group plc	4,734	67,932
Man Group plc	43,900	91,421
Marks & Spencer Group plc	56,340	325,362
Standard Chartered plc	10,700	275,341
Tesco plc	5,170	25,999
TUI Travel plc	10,400	32,760
Tullett Prebon plc	28,100	143,367
Vodafone Group plc	230,553	621,153

		4,718,240

TOTAL COMMON STOCKS (Cost $23,794,527)		26,643,513

EXCHANGE-TRADED FUNDS — 0.8%

iShares MSCI EAFE Value Index (Cost $205,179)	4,672	219,864

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.375% - 2.625%, 6/30/14 - 2/28/15, valued at $75,890), in a joint trading account at 0.13%, dated 2/29/12, due 3/1/12 (Delivery value $74,405)		74,405
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $75,837), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $74,405)		74,405
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $31,484), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $30,786)		30,786
SSgA U.S. Government Money Market Fund	8	8

TOTAL TEMPORARY CASH INVESTMENTS (Cost $179,604)		179,604

International Value - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $24,179,310)	27,042,981

OTHER ASSETS AND LIABILITIES — 0.4%	107,461

TOTAL NET ASSETS — 100.0%	$27,150,442

Market Sector Diversification
(as a % of net assets)
Financials	34.7%
Energy	12.1%
Telecommunication Services	9.1%
Health Care	8.9%
Consumer Discretionary	8.2%
Industrials	7.6%
Utilities	5.5%
Materials	5.4%
Information Technology	3.3%
Consumer Staples	3.3%
Diversified	0.8%
Cash and Equivalents*	1.1%
*       Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
EAFE	-	Europe, Australasia, and Far East
MSCI	-	Morgan Stanley Capital International

(1)     Non-income producing.

International Value - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

International Value - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$93,927	$26,549,586	—
Exchange-Traded Funds	219,864	—	—
Temporary Cash Investments	8	179,596	—
Total Value of Investment Securities	$313,799	$26,729,182	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,217,093
Gross tax appreciation of investments	$3,318,099
Gross tax depreciation of investments	(492,211)
Net tax appreciation (depreciation) of investments	$2,825,888

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

February 29, 2012

NT Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.3%

BRAZIL — 16.1%
BR Malls Participacoes SA	224,100	$2,907,526
BR Properties SA	35,500	463,893
BRF - Brasil Foods SA	80,300	1,671,231
Cia de Bebidas das Americas Preference Shares ADR	56,414	2,257,124
Cia Hering	81,600	2,190,572
Itau Unibanco Holding SA Preference Shares	233,800	4,996,628
Marcopolo SA Preference Shares	196,500	988,651
PDG Realty SA Empreendimentos e Participacoes	285,500	1,235,269
Tim Participacoes SA ADR	48,267	1,450,423
Ultrapar Participacoes SA	79,800	1,796,981
Vale SA Preference Shares	140,700	3,489,540

		23,447,838

CHILE — 1.1%
ENTEL Chile SA	28,687	585,876
SACI Falabella	107,037	1,064,013

		1,649,889

HONG KONG — 4.7%
Brilliance China Automotive Holdings Ltd.(1)	718,000	835,917
China Overseas Land & Investment Ltd.	674,000	1,412,965
China Unicom Ltd.	374,000	675,073
CNOOC Ltd.	1,403,000	3,219,798
Dah Chong Hong Holdings Ltd.	506,000	716,315

		6,860,068

INDIA — 4.4%
HDFC Bank Ltd.	188,004	1,983,613
ICICI Bank Ltd. ADR	22,258	807,965
Jubilant Foodworks Ltd.(1)	36,482	774,861
Tata Motors Ltd.	352,201	1,947,130
Wipro Ltd.	105,576	931,357

		6,444,926

INDONESIA — 4.0%
PT AKR Corporindo Tbk	1,021,500	407,694
PT Astra International Tbk	143,500	1,127,159
PT Bank Rakyat Indonesia (Persero) Tbk	1,905,000	1,457,262
PT Charoen Pokphand Indonesia Tbk	3,564,500	1,057,099
PT Indofood CBP Sukses Makmur Tbk	579,000	362,677
PT Semen Gresik (Persero) Tbk	1,076,000	1,342,018

		5,753,909

MALAYSIA — 0.7%
CIMB Group Holdings Bhd	179,200	428,333
Genting Malaysia Bhd	432,100	564,017

		992,350

NT Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

MEXICO — 6.5%
Alfa SAB de CV, Series A	108,476	$1,449,084
America Movil SAB de CV Series L ADR	48,790	1,168,033
Cemex SAB de CV ADR(1)	82,242	631,618
Fomento Economico Mexicano SAB de CV ADR	19,492	1,434,611
Genomma Lab Internacional SAB de CV Class B(1)	156,495	297,971
Grupo Televisa SAB ADR	30,461	649,733
Mexichem SAB de CV	280,709	1,012,556
Wal-Mart de Mexico SAB de CV	881,517	2,750,708

		9,394,314

PEOPLE'S REPUBLIC OF CHINA — 10.9%
AAC Technologies Holdings, Inc.	334,000	858,663
Agricultural Bank of China Ltd. H Shares	2,752,000	1,369,578
Baidu, Inc. ADR(1)	5,327	728,201
China BlueChemical Ltd. H Shares	1,528,000	1,201,723
China Minsheng Banking Corp. Ltd. H Shares	1,291,000	1,256,679
China Oilfield Services Ltd. H Shares	474,000	833,573
Focus Media Holding Ltd. ADR(1)	85,571	2,075,952
Industrial & Commercial Bank of China Ltd. H Shares	2,145,095	1,573,656
Ping An Insurance Group Co. H Shares	299,500	2,619,978
Tencent Holdings Ltd.	75,300	1,961,089
ZTE Corp. H Shares	475,160	1,421,277

		15,900,369

PERU — 1.2%
Credicorp Ltd.	14,597	1,793,825

POLAND — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	69,853	766,587

RUSSIAN FEDERATION — 7.2%
Magnit OJSC GDR	52,278	1,540,633
Mail.ru Group Ltd. GDR(1)	42,704	1,688,943
Mobile Telesystems OJSC ADR	80,669	1,472,209
NovaTek OAO GDR	7,767	1,126,992
Sberbank of Russia	1,338,022	4,576,035

		10,404,812

SOUTH AFRICA — 7.2%
Barloworld Ltd.	141,795	1,683,544
Clicks Group Ltd.	154,571	903,316
Exxaro Resources Ltd.	66,575	1,869,997
Mr Price Group Ltd.	131,047	1,556,455
MTN Group Ltd.	50,636	912,020
Naspers Ltd. N Shares	21,646	1,201,373
Sasol Ltd.	44,477	2,367,445

		10,494,150

SOUTH KOREA — 13.9%
Asia Pacific Systems, Inc.(1)	29,710	377,110
Celltrion, Inc.	20,969	656,028
Cheil Worldwide, Inc.	38,980	662,022

NT Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Hotel Shilla Co. Ltd.	35,250	$1,339,136
Hyundai Glovis Co. Ltd.	8,112	1,345,081
Hyundai Motor Co.	9,328	1,801,022
Kia Motors Corp.	24,692	1,560,459
LG Chem Ltd.	2,976	1,060,078
LG Household & Health Care Ltd.	1,699	780,608
Mando Corp.	4,860	729,831
NCSoft Corp.	1,624	402,108
Samsung Electronics Co. Ltd.	8,839	9,528,556

		20,242,039

SWITZERLAND — 0.4%
Ferrexpo plc	121,217	618,644

TAIWAN (REPUBLIC OF CHINA) — 7.8%
Catcher Technology Co. Ltd.	143,000	1,048,323
Hon Hai Precision Industry Co. Ltd.	1,083,553	3,778,207
Taiwan Semiconductor Manufacturing Co. Ltd.	2,330,774	6,430,323

		11,256,853

THAILAND — 5.1%
Advanced Info Service PCL	205,100	1,084,289
Banpu PCL	82,650	1,791,456
CP ALL PCL	854,200	1,869,841
Kasikornbank PCL NVDR	245,900	1,190,297
Siam Cement PCL NVDR	120,300	1,419,035

		7,354,918

TURKEY — 3.4%
BIM Birlesik Magazalar AS	32,172	1,131,068
Koza Altin Isletmeleri AS	64,945	1,288,282
Tofas Turk Otomobil Fabrikasi	254,350	1,081,784
Turkiye Garanti Bankasi AS	365,391	1,386,953

		4,888,087

UNITED ARAB EMIRATES — 0.6%
Dragon Oil plc	102,380	934,910

UNITED KINGDOM — 2.6%
Antofagasta plc	49,489	1,047,136
Petrofac Ltd.	56,952	1,441,525
Tullow Oil plc	54,581	1,280,785

		3,769,446

TOTAL COMMON STOCKS (Cost $113,463,921)		142,967,934

EXCHANGE-TRADED FUNDS — 0.8%

iShares MSCI Emerging Markets Index Fund (Cost $1,005,084)	25,841	1,145,015

NT Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

Value

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.375% - 2.625%, 6/30/14 - 2/28/15, value at $543,421), in a joint trading account at 0.13%, dated 2/29/12, due 3/1/12 (Delivery value $532,795)	$532,793
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $543,046), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $532,792)	532,791
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $225,446), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $220,446)	220,445

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,286,029)	1,286,029

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $115,755,034)	145,398,978

OTHER ASSETS AND LIABILITIES†	(37,988)

TOTAL NET ASSETS — 100.0%	$145,360,990

Market Sector Diversification
(as a % of net assets)
Financials	21.3%
Information Technology	20.2%
Consumer Discretionary	16.5%
Consumer Staples	10.3%
Materials	10.2%
Energy	10.1%
Telecommunication Services	5.0%
Industrials	4.1%
Diversified	0.8%
Health Care	0.6%
Cash and Equivalents*	0.9%
*        Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

†        Category is less than 0.05% of total net assets.
(1)     Non-income producing.

NT Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Emerging Markets - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$14,469,694	$128,498,240	—
Exchange-Traded Funds	1,145,015	—	—
Temporary Cash Investments	—	1,286,029	—
Total Value of Investment Securities	$15,614,709	$129,784,269	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$117,576,690
Gross tax appreciation of investments	$28,439,957
Gross tax depreciation of investments	(617,669)
Net tax appreciation (depreciation) of investments	$27,822,288

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

February 29, 2012

NT International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.3%

ARGENTINA — 0.5%
MercadoLibre, Inc.	18,800	$1,829,428

AUSTRALIA — 3.0%
BHP Billiton Ltd.	177,031	6,853,837
Commonwealth Bank of Australia	64,508	3,419,648
Iluka Resources Ltd.	65,300	1,169,518
Wesfarmers Ltd.	25,113	783,734

		12,226,737

BELGIUM — 1.9%
Anheuser-Busch InBev NV	54,008	3,627,963
Umicore SA	79,300	4,125,685

		7,753,648

BERMUDA — 0.9%
Seadrill Ltd.	89,450	3,708,012

BRAZIL — 1.1%
BR Malls Participacoes SA	113,400	1,471,278
Itau Unibanco Holding SA Preference Shares	140,500	3,002,679

		4,473,957

CANADA — 1.4%
Bank of Nova Scotia	30,252	1,631,153
Canadian National Railway Co.	24,900	1,918,617
Potash Corp. of Saskatchewan, Inc.	44,200	2,056,219

		5,605,989

DENMARK — 2.1%
Christian Hansen Holding A/S	104,502	2,584,273
Novo Nordisk A/S B Shares	42,300	5,931,429

		8,515,702

FINLAND — 0.4%
Kone Oyj	27,300	1,621,817

FRANCE — 9.6%
BNP Paribas SA	77,800	3,797,324
Cie Generale d'Optique Essilor International SA	25,400	2,022,303
Danone SA	52,022	3,519,505
Eutelsat Communications SA	37,700	1,405,873
LVMH Moet Hennessy Louis Vuitton SA	22,700	3,819,716
Pernod-Ricard SA	46,958	4,858,574
Publicis Groupe SA	40,800	2,232,204
Safran SA	55,000	1,843,269
Sanofi	59,500	4,400,379
Schneider Electric SA	54,400	3,697,056
Technip SA	35,700	3,896,844
Zodiac Aerospace	38,700	3,729,334

		39,222,381

NT International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

GERMANY — 8.5%
adidas AG	26,400	$2,074,486
BASF SE	55,800	4,899,158
Bayerische Motoren Werke AG	42,800	3,959,066
Fresenius Medical Care AG & Co. KGaA	34,470	2,414,703
HeidelbergCement AG	45,000	2,422,720
Hugo Boss AG Preference Shares	27,000	2,810,859
Infineon Technologies AG(1)	201,400	2,036,856
Kabel Deutschland Holding AG(1)	72,724	4,366,839
Muenchener Rueckversicherungs AG	30,800	4,491,262
SAP AG	77,400	5,223,027

		34,698,976

HONG KONG — 1.8%
AIA Group Ltd.	811,100	3,074,487
China Unicom Ltd. ADR	159,700	2,850,645
Link Real Estate Investment Trust (The)	420,500	1,577,648

		7,502,780

INDIA — 1.0%
HDFC Bank Ltd.	160,400	1,692,366
HDFC Bank Ltd. ADR	69,100	2,373,585

		4,065,951

INDONESIA — 0.7%
PT Bank Mandiri (Persero) Tbk	3,752,750	2,683,507

IRELAND — 1.3%
Experian plc	128,500	1,932,892
Shire plc	89,800	3,140,125

		5,073,017

ISRAEL — 0.5%
Check Point Software Technologies Ltd.(1)	31,000	1,802,960

ITALY — 3.2%
Pirelli & C SpA	366,100	3,814,243
Prada SpA(1)	349,300	1,972,530
Saipem SpA	144,762	7,323,135

		13,109,908

JAPAN — 12.6%
Daihatsu Motor Co. Ltd.	105,000	2,012,425
Daito Trust Construction Co. Ltd.	12,700	1,118,612
FANUC CORP.	19,300	3,497,220
Fast Retailing Co. Ltd.	14,900	3,084,844
JGC Corp.	62,000	1,794,636
Komatsu Ltd.	98,100	2,922,847
Konami Corp.	92,700	2,547,568
Lawson, Inc.	33,900	1,993,382
Mitsubishi Corp.	137,100	3,357,930
Mitsubishi Heavy Industries Ltd.	859,000	4,026,067
Mitsubishi UFJ Financial Group, Inc.	567,700	2,933,128

NT International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Murata Manufacturing Co. Ltd.	60,700	$3,617,807
Nitori Holdings Co. Ltd.	11,600	980,342
ORIX Corp.	47,600	4,584,918
Rakuten, Inc.	3,300	3,280,108
SOFTBANK CORP.	39,800	1,185,334
Toyota Motor Corp.	121,300	5,006,292
Unicharm Corp.	65,700	3,398,555

		51,342,015

LUXEMBOURG — 0.3%
Millicom International Cellular SA	11,006	1,233,368

MACAU — 0.6%
Sands China Ltd.	618,400	2,324,123

NETHERLANDS — 2.7%
ASML Holding NV	65,500	3,010,664
European Aeronautic Defence and Space Co. NV	95,000	3,450,889
Koninklijke Vopak NV	24,200	1,350,925
Unilever NV CVA	100,100	3,324,744

		11,137,222

NORWAY — 2.2%
DNB ASA	190,200	2,441,559
Statoil ASA	227,500	6,512,327

		8,953,886

PEOPLE'S REPUBLIC OF CHINA — 1.5%
Baidu, Inc. ADR(1)	30,500	4,169,350
Industrial & Commercial Bank of China Ltd. H Shares	2,845,715	2,087,635

		6,256,985

PERU — 0.4%
Credicorp Ltd.	13,400	1,646,726

POLAND — 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	88,633	972,684

PORTUGAL — 0.9%
Jeronimo Martins SGPS SA(1)	194,600	3,593,420

RUSSIAN FEDERATION — 1.4%
Magnit OJSC GDR	58,700	1,729,889
Sberbank of Russia	1,211,800	4,144,356

		5,874,245

SINGAPORE — 0.4%
DBS Group Holdings Ltd.	153,000	1,737,177

SOUTH KOREA — 1.9%
Hyundai Motor Co.	18,595	3,590,266
Samsung Electronics Co. Ltd.	3,900	4,204,250

		7,794,516

NT International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

SPAIN — 2.6%
Banco Bilbao Vizcaya Argentaria SA	420,143	$3,766,600
Grifols SA(1)	178,100	3,701,608
Inditex SA	34,500	3,185,788

		10,653,996

SWEDEN — 2.8%
Atlas Copco AB A Shares	123,200	3,213,686
Getinge AB B Shares	100,100	2,860,735
Lundin Petroleum AB(1)	35,000	816,709
Swedbank AB A Shares	130,700	2,236,011
Volvo AB B Shares	164,000	2,393,030

		11,520,171

SWITZERLAND — 9.3%
Adecco SA(1)	46,600	2,335,408
Kuehne + Nagel International AG	14,900	1,961,523
Nestle SA	149,700	9,150,448
Novartis AG	56,465	3,076,335
Swatch Group AG (The)	3,600	1,632,276
Syngenta AG(1)	16,100	5,249,807
UBS AG(1)	181,200	2,533,635
Wolseley plc	126,300	4,894,671
Xstrata plc	169,200	3,230,164
Zurich Financial Services AG(1)	14,300	3,600,685

		37,664,952

TAIWAN (REPUBLIC OF CHINA) — 1.8%
Hon Hai Precision Industry Co. Ltd.	1,159,000	4,041,281
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	211,300	3,068,076

		7,109,357

THAILAND — 0.9%
Kasikornbank PCL NVDR	753,600	3,647,857

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	768,400	2,916,696

UNITED KINGDOM — 18.2%
Admiral Group plc	87,241	1,494,787
Aggreko plc	79,650	2,804,207
Antofagasta plc	104,513	2,211,387
ARM Holdings plc	242,700	2,198,905
BG Group plc	346,531	8,365,920
Burberry Group plc	109,966	2,470,222
Capita Group plc (The)	198,577	2,423,077
Carnival plc	24,927	732,850
Compass Group plc	232,500	2,330,271
GlaxoSmithKline plc	187,837	4,144,771
HSBC Holdings plc (Hong Kong)	318,978	2,878,788
Intercontinental Hotels Group plc	152,200	3,472,216
Intertek Group plc	78,900	2,905,835
Kingfisher plc	590,500	2,669,850

NT International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

Lloyds Banking Group plc(1)	4,463,498	$2,480,727
National Grid plc	329,500	3,362,753
Petrofac Ltd.	133,600	3,381,579
Reckitt Benckiser Group plc	92,177	5,103,225
Rio Tinto plc	124,300	7,087,320
Standard Chartered plc	137,964	3,550,201
Tullow Oil plc	54,600	1,281,231
Vodafone Group plc	1,153,000	3,106,400
Weir Group plc (The)	43,000	1,440,687
Whitbread plc	84,100	2,270,496

		74,167,705

TOTAL COMMON STOCKS (Cost $344,045,403)		404,441,871

TEMPORARY CASH INVESTMENTS — 0.4%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.375% - 2.625%, 6/30/14 - 2/28/15, valued at $724,069), in a joint trading account at 0.13%, dated 2/29/12, due 3/1/12 (Delivery value $709,909)		709,906
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $723,570), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $709,908)		709,906
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $300,390), in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $293,730)		293,729

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,713,541)		1,713,541

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $345,758,944)		406,155,412

OTHER ASSETS AND LIABILITIES — 0.3%		1,244,413

TOTAL NET ASSETS — 100.0%		$407,399,825

Market Sector Diversification
(as a % of net assets)
Financials	19.4%
Consumer Discretionary	16.1%
Industrials	14.8%
Materials	10.2%
Consumer Staples	10.0%
Information Technology	9.3%
Energy	8.7%
Health Care	7.9%
Telecommunication Services	2.1%
Utilities	0.8%
Cash and Equivalents*	0.7%
*        Includes temporary cash investments and other assets and liabilities.

NT International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)     Non-income producing.

NT International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT International Growth - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$17,740,770	$386,701,101	—
Temporary Cash Investments	—	1,713,541	—
Total Value of Investment Securities	$17,740,770	$388,414,642	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$350,754,884
Gross tax appreciation of investments	$58,078,710
Gross tax depreciation of investments	(2,678,182)
Net tax appreciation (depreciation) of investments	$55,400,528

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 26, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 26, 2012